LAND USE RIGHTS AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
LAND USE RIGHTS AND INTANGIBLE ASSETS [Text Block]

12. LAND USE RIGHTS AND INTANGIBLE ASSETS

(a) Deposits for purchase of land use rights

As of December 31, 2014 and 2013, deposits for the purchase of land use rights represent deposits for purchase of land use rights in Dongguan City of approximately $14.80 million (RMB90.76 million) and $18.24 million (RMB111.37 million) by IST, respectively.

(b) Land use rights

As of December 31, 2013, land use rights consist of:

December 31
2013
Land use rights	$13,760,722
Less: accumulated amortization	(538,280)
Land use rights, net	$13,222,442

Amortization expense for the years ended December 31, 2014, 2013 and 2012 was $286,000, $309,000 and $120,000, respectively. In connection with the agreement discussed in Note 9, the balance of land use rights was transferred to assets held for sale in November 2014.

(c) Intangible assets

As of December 31, 2014 and 2013, intangible assets consist of:

	December 31,	December 31
	2014	2013
Software development costs	$20,575,001	$15,607,305
Technology	-	2,717,420
Trademarks	2,413,526	4,677,891
Customer base	327,429	329,037
Sub-Total	23,315,956	23,331,653
Less: accumulated amortization	(7,856,616)	(9,023,714)
Intangible assets, net	$15,459,340	$14,307,939

Amortization expense for the years ended December 31, 2014, 2013 and 2012 was approximately $2.01 million, $2.17 million and $2.17 million, respectively.

Based on the discounted cash flow method, management determined approximately $2.33 million and $2.01 million of technology was impaired during the years ended December 31, 2014 and 2013.

Estimated amortization for the next five years and thereafter is as follows:

2015	$2,638,747
2016	2,343,498
2017	2,308,611
2018	2,138,010
2019	1,343,113
Thereafter	4,687,361
Total	$15,459,340